16. Short-term borrowings and long-term borrowings (Details - Maturities) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 7,907
2019	577
2020	608
2021	630
2022	659
Thereafter	7,349
Total long-term borrowings	$ 17,730	$ 17,171